Revenue - Summary of Revenue of Geographical Areas (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	€ 426,178	€ 422,312	€ 308,822
EMEA [member]
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	201,871	205,715	148,197
North America [member]
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	147,310	145,519	106,701
Greater China [member]
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	53,188	48,876	42,518
Other Asia [member]
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	€ 23,809	€ 22,202	€ 11,406